EBP Net Periodic Benefit Cost & OCI (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 40	$ 44	$ 39
Interest cost	62	51	55
Expected return on plan assets	(76)	(61)	(64)
Amortization of prior service cost (credit)	0	1	1
Amortization of net actuarial (gain) loss	39	60	53
Net actuarial (gain) loss from settlements and curtailments	1	0	5
Reclassification to regulatory liability	0	0	0
Net periodic benefit cost	66	95	89
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial gain (loss)	(142)	277	(51)
Prior service (cost) credit	0	0	0
Amortization of prior service cost (credit)	0	1	1
Amortization of net actuarial (gain) loss and (gain) loss from settlements and curtailments	40	60	58
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)	(102)	338	8
Amounts included in accumulated other comprehensive income (loss):
Prior service cost (credit) expected to be amortized in next fiscal year	0
Net actuarial (gain) loss expected to be amortized in next fiscal year	43
Other Postretirement Benefits [Member]
Components of net periodic benefit cost:
Service cost	2	2	3
Interest cost	10	11	13
Expected return on plan assets	(12)	(9)	(9)
Amortization of prior service cost (credit)	(20)	(12)	(7)
Amortization of net actuarial (gain) loss	0	4	8
Net actuarial (gain) loss from settlements and curtailments	(1)	0	0
Reclassification to regulatory liability	4	2	0
Net periodic benefit cost	(17)	(2)	8
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial gain (loss)	(18)	23	2
Prior service (cost) credit	(1)	23	2
Amortization of prior service cost (credit)	(8)	(4)	(3)
Amortization of net actuarial (gain) loss and (gain) loss from settlements and curtailments	1	1	3
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)	(26)	43	4
Other changes in plan assets and benefit obligations recognized in regulatory (assets) liabilities:
Net actuarial gain (loss) recognized in regulatory liabilities (assets)	(2)	62	13
Prior service credit (cost) recognized in regulatory liabilities (assets)	0	36	4
Amortization of net actuarial loss (gain) from regulatory assets (liabilities)	0	3	5
Amortization of prior service cost (credit) from regulatory assets (liabilities)	(12)	(8)	(4)
Amounts included in accumulated other comprehensive income (loss):
Prior service cost (credit) expected to be amortized in next fiscal year	(7)
Net actuarial (gain) loss expected to be amortized in next fiscal year	(1)
Amounts included in regulatory assets or liabilities associated with Transco and Northwest Pipeline
Prior service cost (credit) expected to be amortized in next fiscal year	(10)
Net actuarial (gain) loss expected to be amortized in next fiscal year	$ 0